Goodwill and Inatangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Jeffs’ Brands {Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Intangible assets	$ 2,031